Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of shares authorized, issued and outstanding

Authorized share capital	2020	2019	2018
Unlimited ordinary shares of no par value	—	—	—

Issued share capital	2020	2019	2018
Ordinary shares of no par value	219,049,877	218,649,877	218,649,877

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, 2020	596,454	13,500	-	609,954
Share capital issued	2,359	-	(2,359)	-
Shares distributed	-	-	2,265	2,265
Share capital issue costs	-	-	-	-
At December 31, 2020	598,813	13,500	(94)	612,219

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, and December 31, 2019	596,454	13,500	-	609,954

		Contingent	Shares held by
	Share	share	employee
	capital	capital	benefit trust	Total
	$'000	$'000	$'000	$'000
At January 1, 2018	351,249	13,500	-	364,749
Share capital issued	249,983	-		249,983
Share capital issue costs	(4,778)	-	-	(4,778)
At December 31, 2018	596,454	13,500		609,954